UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cannell Capital LLC
          --------------------------------------
Address:  310 E. Pearl St., Unit A
          --------------------------------------
          P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  028-06453
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        --------------------------------------
Title:	Managing Member of Cannell Capital LLC
        --------------------------------------
Phone:	415-835-8300
        --------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         05/14/2013
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       70
                                          --------------
Form 13F Information Table Value Total:    $  154,718
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                   VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL      CL A        084670108      3,282    21               SH      SOLE                21        -      -
COWEN GROUP INC                 CL A        223622101      865      306,635          SH      SOLE                306,635   -      -
MAXLINEAR INC                   CL A        57776J100      504      81,353           SH      SOLE                81,353    -      -
TELECOMMUNICATION SYS INC       CL A        87929J103      6,830    3,062,706        SH      SOLE                3,062,706 -      -
VALUEVISION MEDIA INC           CL A        92047K107      9,150    2,644,612        SH      SOLE                2,644,612 -      -
BERKSHIRE HATHAWAY INC DEL      CL B NEW    084670702      1,212    11,630           SH      SOLE                11,630    -      -
AV HOMES INC                    COM         00234P102      3,023    226,789          SH      SOLE                226,789   -      -
BIGLARI HLDGS INC               COM         08986R101      522      1,400            SH      SOLE                1,400     -      -
BSB BANCORP INC MD              COM         05573H108      487      35,273           SH      SOLE                35,273    -      -
BUILD A BEAR WORKSHOP           COM         120076104      5,677    1,053,229        SH      SOLE                1,053,229 -      -
CAL DIVE INTL INC DEL           COM         12802T101      2        1,000            SH      SOLE                1,000     -      -
CALLIDUS SOFTWARE INC           COM         13123E500      4,024    880,452          SH      SOLE                880,452   -      -
CARDIONET INC                   COM         14159L103      668      274,891          SH      SOLE                274,891   -      -
CAVCO INDS INC DEL              COM         149568107      2,949    61,991           SH      SOLE                61,991    -      -
CENTRAL GARDEN & PET CO         COM         153527106      3,142    364,495          SH      SOLE                364,495   -      -
CORNERSTONE PROGRESSIVE RTN     COM         21925C101      -        3                SH      SOLE                3         -      -
DEX ONE CORP                    COM         25212W100      616      360,497          SH      SOLE                360,497   -      -
DNP SELECT INCOME FD            COM         23325P104      -        1                SH      SOLE                1         -      -
EAGLE BANCORP MONT INC          COM         26942G100      393      35,934           SH      SOLE                35,934    -      -
EASTERN INS HLDGS INC           COM         276534104      617      32,882           SH      SOLE                32,882    -      -
ECHO GLOBAL LOGISTICS INC       COM         27875T101      4,214    190,499          SH      SOLE                190,499   -      -
ESSA BANCORP INC                COM         29667D104      351      32,339           SH      SOLE                32,339    -      -
FEDFIRST FINL CORP              COM         31429C101      534      30,064           SH      SOLE                30,064    -      -
GLU MOBILE INC                  COM         379890106      1,061    353,540          SH      SOLE                353,540   -      -
GRAFTECH INTL LTD               COM         384313102      148      19,213           SH      SOLE                19,213    -      -
HAWAIIAN TELCOM HOLDCO INC      COM         420031106      2,926    126,820          SH      SOLE                126,820   -      -
HOOPER HOLMES INC               COM         439104100      3,911    8,501,612        SH      SOLE                8,501,612 -      -
I D SYSTEMS INC                 COM         449489103      1,930    338,614          SH      SOLE                338,614   -      -
INTERNET PATENTS CORP           COM         46063G101      234      63,111           SH      SOLE                63,111    -      -
INTRALINKS HLDGS INC            COM         46118H104      7,138    1,122,325        SH      SOLE                1,122,325 -      -
JACKSONVILLE BANCORP INC MD     COM         46924R106      330      17,392           SH      SOLE                17,392    -      -
KEYNOTE SYS INC                 COM         493308100      148      10,620           SH      SOLE                10,620    -      -
LAKELAND INDS INC               COM         511795106      178      47,848           SH      SOLE                47,848    -      -
LATTICE SEMICONDUCTOR CORP      COM         518415104      219      40,144           SH      SOLE                40,144    -      -
LEMAITRE VASCULAR INC           COM         525558201      3,385    545,919          SH      SOLE                545,919   -      -
LIMONEIRA CO                    COM         532746104      2,411    124,812          SH      SOLE                124,812   -      -
MOCON INC                       COM         607494101      3,095    214,921          SH      SOLE                214,921   -      -
NATUS MEDICAL INC DEL           COM         639050103      2,275    169,270          SH      SOLE                169,270   -      -
NEW YORK & CO INC               COM         649295102      5,334    1,304,039        SH      SOLE                1,304,039 -      -
NORTH AMERN ENERGY PARTNERS     COM         656844107      5,315    1,170,720        SH      SOLE                1,170,720 -      -
ONEIDA FINL CORP MD             COM         682479100      718      56,500           SH      SOLE                56,500    -      -
PC-TEL INC                      COM         69325Q105      957      134,725          SH      SOLE                134,725   -      -
PEERLESS SYS CORP               COM         705536100      153      43,970           SH      SOLE                43,970    -      -
PEP BOYS MANNY MOE & JACK       COM         713278109      4,545    385,525          SH      SOLE                385,525   -      -
PGT INC                         COM         69336V101      195      28,399           SH      SOLE                28,399    -      -
PIMCO CORPORATE INCOME STRAT    COM         72200U100      -        1                SH      SOLE                1         -      -
PIMCO GLOBAL STOCKSPLS INCM     COM         722011103      -        1                SH      SOLE                1         -      -
REGIONAL MGMT CORP              COM         75902K106      834      41,308           SH      SOLE                41,308    -      -
REIS INC                        COM         75936P105      1,231    79,187           SH      SOLE                79,187    -      -
RICHARDSON ELECTRS LTD          COM         763165107      3,245    273,641          SH      SOLE                273,641   -      -
SPARK NETWORKS INC              COM         84651P100      3,793    538,748          SH      SOLE                538,748   -      -
STONERIDGE INC                  COM         86183P102      6,531    856,015          SH      SOLE                856,015   -      -
SUPERMEDIA INC                  COM         868447103      588      151,952          SH      SOLE                151,952   -      -
THERAGENICS CORP                COM         883375107      1,463    897,349          SH      SOLE                897,349   -      -
THESTREET INC                   COM         88368Q103      4,935    2,583,654        SH      SOLE                2,583,654 -      -
W P CAREY INC                   COM         92936U109      1,031    15,300           SH      SOLE                15,300    -      -
WESTFIELD FINANCIAL INC         COM         96008P104      470      60,441           SH      SOLE                60,441    -      -
ZIPREALTY INC                   COM         98974V107      669      183,400          SH      SOLE                183,400   -      -
MULTIBAND CORP                  COM NEW     62544x209      7,077    2,888,434        SH      SOLE                2,888,434 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW     690027206      2,450    274,659          SH      SOLE                274,659   -      -
POINTS INTL LTD                 COM NEW     730843208      3,902    244,964          SH      SOLE                244,964   -      -
PRGX GLOBAL INC                 COM NEW     69357C503      4,527    651,413          SH      SOLE                651,413   -      -
U S CONCRETE INC                COM NEW     90333L201      5,835    422,491          SH      SOLE                422,491   -      -
PIMCO HIGH INCOME FD            COM SHS     722014107      -        1                SH      SOLE                1         -      -
USA COMPRESSION PARTNERS LP     COMUNIT LTD 90290N109      592      29,618           SH      SOLE                29,618    -      -
CALLIDUS SOFTWARE INC           NOTE 4.75%  13123EAB0      943      1,000,000        PRN     SOLE                1,000,000 -      -
PULSE ELECTRONICS CORP          NOTE 7.00%  74586waa4      4,883    7,000,000        PRN     SOLE                7,000,000 -      -
AV HOMES INC                    NOTE 7.50%  00234pab8      2,250    2,200,000        PRN     SOLE                2,200,000 -      -
GLOBAL SHIP LEASE INC           SHS A       Y27183105      1,602    355,975          SH      SOLE                355,975   -      -
TRONOX LTD                      SHS CL A    Q9235V101      199      10,070           SH      SOLE                10,070    -      -








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